RELATED PARTIES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Falcao MS SPE S. A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Associate
Country	Brasil
Currency	Reales
Transaction descriptions	Capital contribution
Other transaction	$ 9,664	$ 0	$ 0
Agricola San Geratdo Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.017.167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 136	0	0
Agricola Fresno Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 31,998	7,452	0
Agricola EL Paque S p A [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.209.739-5
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 0	1,095	0
Parque Elico Ovejera Sur SpA [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.839.949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 118	123	354
E2E S.A. One [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 0	7,759	15,022
E2E S.A. Two [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Borrowing
Other transaction	$ 3,546	$ 1,125	$ 41